PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Shares	Value
Long-Term Investments 93.9%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF	3,100	$109,988
(cost $106,988)(wa)
Affiliated Mutual Funds — 85.9%
Domestic Equity — 32.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,518	109,606
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	22,789	1,086,819
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,125	109,466
PGIM US Real Estate Fund (Class R6)	31,240	485,163
		1,791,054
Fixed Income — 30.4%
PGIM Core Conservative Bond Fund (Class R6)	94,915	827,663
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	15,111	110,461
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	34,501	239,440
PGIM TIPS Fund (Class R6)	59,326	496,561
		1,674,125
International Equity — 22.9%
PGIM Global Real Estate Fund (Class R6)	11,831	242,890
PGIM Jennison Global Infrastructure Fund (Class R6)	32,096	567,775
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	26,890	451,490
		1,262,155

Total Affiliated Mutual Funds (cost $4,321,652)(wa)		4,727,334
Unaffiliated Exchange-Traded Fund 6.0%
Vanguard Long-Term Bond ETF (cost $331,499)	4,746	329,942

Total Long-Term Investments (cost $4,760,139)		5,167,264

Short-Term Investment 6.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $368,793)(wa)	368,793	368,793

TOTAL INVESTMENTS 100.6% (cost $5,128,932)		5,536,057
Liabilities in excess of other assets (0.6)%		(31,955)

Net Assets 100.0%		$5,504,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Moderate Retirement Spending Fund